Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 715,000
Previously Paid Amount	0.00
Total Fee Amount	98.74
Total Offset Amount	0.00
Net Fee	98.74
Narrative - Max Aggregate Offering Price	$ 715,000
Final Prospectus	true